Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$ (3,294)	$ 27,127	$ 27,840
Convertible Notes interest			1
Change in fair value of derivatives embedded in Convertible Notes			(1,280)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$ (3,294)	$ 27,127	$ 26,561
Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	732,784,822
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares			7,080
Weighted average shares from the Convertible Notes, if converted			63,051,703
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	795,843,605
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$ 0.00	$ 0.03	$ 0.04
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$ 0.00	$ 0.03	$ 0.03